Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables [Abstract]
Trade receivables	$ 268,547	$ 213,345
Tax receivables	41,055	37,134
Prepayments	20,768	12,717
Other accounts receivable	4,920	23,287
Trade and other receivables	$ 335,290	$ 286,483